INITIAL PUBLIC OFFERING (Details Narrative) - IPO [Member]	1 Months Ended
Apr. 18, 2022 $ / shares shares
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering | shares	11,500,000
Sale of units per share	$ 10.00
Warrant exercisable	$ 11.50